SHARE CAPITAL AND DIVIDENDS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 20, 2018	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Stock issued during period, share-based compensation, gross (in shares)	50,000
Share capital, shares outstanding (in shares)			144,247,697	142,197,697
Share capital, par value (in dollars per share)			$ 0.05	$ 0.05
Distributions to shareholders			$ 28.9
Capesize Vessels | Hemen Holdings Ltd
Class of Stock [Line Items]
Stock issued during period, purchase of assets (in shares)		2,000,000